Other liabilities	12 Months Ended
Dec. 31, 2022
Other liabilities.
Other liabilities

12. Other liabilities

The table below sets forth the components of total other liabilities at December 31, 2022, 2021 and 2020.

	At December 31,
($ in thousands)	2022	2021	2020
		(as restated)
Long-term incentive compensation including accruals	61,769	48,707	42,729
General expenses payable	44,714	42,474	42,810
Insurance liabilities	20,488	14,430	12,596
Lease liabilities	14,174	11,896	13,520
Legacy asset recovery incentive compensation including accruals	9,643	12,615	-
Audit fees payable	2,324	3,372	2,333
Tax payable	2,561	-	-
Payable for capital provision assets	-	-	256
Total other liabilities	155,673	133,494	114,244